INTANGIBLE ASSETS - Changes in Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets
Balance at beginning of year	$ 5,320
Balance at end of year	16,927	$ 5,320
Intangible assets	16,927	5,320
Cost
Reconciliation of changes in intangible assets
Balance at beginning of year	5,320
Balance at end of year	16,927	5,320
Intangible assets	16,927	5,320
R&D assets | Cost
Reconciliation of changes in intangible assets
Balance at beginning of year	5,320	5,285
Additions during the year	35	35
Balance at end of year	5,355	5,320
Intangible assets	5,355	5,320
Aemcolo | Cost
Reconciliation of changes in intangible assets
Balance at beginning of year	11,788
Accumulated amortization	(216)
Balance at end of year	11,572	11,788
Intangible assets	$ 11,572	$ 11,788